Document and Entity Information	12 Months Ended
Sep. 27, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2013
Trading Symbol	MTSI
Entity Registrant Name	M/A-COM Technology Solutions Holdings, Inc.
Entity Central Index Key	0001493594